INCOME TAX MATTERS (Details 2) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
SEJO [Member]
IfrsStatementLineItems [Line Items]
Total	€ 20,523	€ 22,865
LIFO AenP (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Total	22,774	34,072
Codere Online Colombia [Member]
IfrsStatementLineItems [Line Items]
Total	5,692	6,368
Codere Online Luxembourg Member
IfrsStatementLineItems [Line Items]
Total	€ 249,308	€ 242,564